UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05549

Reynolds Funds, Inc.
(Exact name of registrant as specified in charter)

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds

Reynolds Capital Management, LLC

125 East Harmon Avenue #102

Las Vegas, Nevada 89109
(Name and address of agent for service)

1-800-773-9665

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Reynolds Blue Chip Growth Fund
RBCGX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Reynolds Blue Chip Growth Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://reynoldsfunds.com. You can also request this information by contacting us at 800-773-9665.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Reynolds Blue Chip Growth Fund	$90	1.90%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$64,853,619
Number of Holdings	59
Portfolio Turnover	272%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Sectors	(% of net assets)
Communication Services	22.1%
Information Technology	18.2%
Consumer Discretionary	11.2%
Consumer Staples	1.1%
Energy	0.5%
Financials	0.3%
Health Care	0.2%
Industrials	0.2%
Cash & Other	46.2%

Top Holdings	(% of net assets)
NVIDIA Corp.	10.5%
STIT - Government & Agency Portfolio - Class Institutional	9.8%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional	9.8%
Fidelity Institutional Government Portfolio - Class Institutional	9.8%
First American Government Obligations Fund - Class X	9.8%
Netflix, Inc.	7.5%
Amazon.com, Inc.	6.8%
Goldman Sachs Financial Square Government Fund - Class Institutional	6.6%
Meta Platforms, Inc. - Class A	5.6%
Alphabet, Inc. - Class C	5.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reynoldsfunds.com.
Reynolds Blue Chip Growth Fund	PAGE 1	TSR-SAR-761724103

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reynolds Capital Management, LLC documents not be householded, please contact Reynolds Capital Management, LLC at 800-773-9665, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reynolds Capital Management, LLC or your financial intermediary.
Reynolds Blue Chip Growth Fund	PAGE 2	TSR-SAR-761724103

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

REYNOLDS BLUE CHIP GROWTH FUND
Semi-Annual Financial Statements and Additional Information
March 31, 2026

REYNOLDS BLUE CHIP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 53.8%
Banks - 0.1%
PNC Financial Services Group, Inc.	200	$41,618
US Bancorp	800	41,608
		83,226
Broadline Retail - 6.8%
Amazon.com, Inc.(a)	21,150	4,404,910
Dillard’s, Inc. - Class A	50	28,606
		4,433,516
Capital Markets - 0.2%
Charles Schwab Corp.	400	37,592
Goldman Sachs Group, Inc.	109	92,213
Piper Sandler Cos.	40	3,062
		132,867
Consumer Staples Distribution & Retail - 1.1%
Costco Wholesale Corp.	105	104,625
Walmart, Inc.	5,025	624,507
		729,132
Diversified Telecommunication Services - 0.1%
AT&T Inc.	1,500	43,485
Energy Equipment & Services - 0.0%(b)
Halliburton Co.	600	23,394
Entertainment - 7.7%
Live Nation Entertainment, Inc.(a)	75	11,438
Netflix, Inc.(a)	50,500	4,855,575
Warner Bros Discovery, Inc.(a)	4,700	129,062
		4,996,075
Financial Services - 0.0%(b)
Apollo Global Management, Inc.	100	11,142
Sony Financial Group, Inc. - ADR(a)	160	722
		11,864
Hotels, Restaurants & Leisure - 2.7%
Booking Holdings, Inc.	410	1,726,231
DraftKings, Inc. - Class A(a)	800	17,296
Norwegian Cruise Line Holdings Ltd.(a)	720	13,464
		1,756,991
Interactive Media & Services - 14.3%
Alphabet, Inc. - Class A	8,000	2,300,480
Alphabet, Inc. - Class C	11,475	3,291,718
Meta Platforms, Inc. - Class A	6,400	3,661,632
		9,253,830
IT Services - 0.0%(b)
Snowflake, Inc. - Class A(a)	75	11,312
Life Sciences Tools & Services - 0.0%(b)
OmniAb, Inc.(a)	2,450	3,847

	Shares	Value
Oil, Gas & Consumable Fuels - 0.5%
EOG Resources, Inc.	250	$36,142
Occidental Petroleum Corp.	500	32,500
Phillips 66	250	45,545
Texas Pacific Land Corp.	450	213,552
		327,739
Passenger Airlines - 0.2%
Allegiant Travel Co.(a)	400	32,416
American Airlines Group, Inc.(a)	3,500	37,590
Delta Air Lines, Inc.	900	59,832
		129,838
Pharmaceuticals - 0.2%
Eli Lilly & Co.	50	45,988
Johnson & Johnson	150	36,666
Novartis AG - ADR	250	38,188
Novo Nordisk AS - ADR	800	29,400
		150,242
Professional Services - 0.0%(b)
Amentum Holdings, Inc.(a)	36	939
Semiconductors & Semiconductor Equipment - 10.8%
Advanced Micro Devices, Inc.(a)	400	81,372
ARM Holdings PLC - ADR(a)	200	30,256
Broadcom, Inc.	150	46,427
Micron Technology, Inc.	85	28,716
NVIDIA Corp.	39,000	6,801,600
		6,988,371
Software - 3.3%
AppLovin Corp. - Class A(a)	200	79,600
D-Wave Quantum, Inc.(a)	600	8,658
Fair Isaac Corp.(a)	150	160,131
Microsoft Corp.	4,700	1,739,799
Palantir Technologies, Inc. - Class A(a)	50	7,314
Palo Alto Networks, Inc.(a)	420	67,334
ServiceNow, Inc.(a)	400	41,820
Synopsys, Inc.(a)	50	19,824
		2,124,480
Specialty Retail - 1.7%
AutoZone, Inc.(a)	300	1,013,334
Best Buy Co., Inc.	900	57,780
		1,071,114
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	10,425	2,645,761
TOTAL COMMON STOCKS (Cost $13,142,702)		34,918,023

The accompanying notes are an integral part of these financial statements.

1

REYNOLDS BLUE CHIP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
RIGHTS - 0.0%(b)
Life Sciences Tools & Services - 0.0%(b)
OmniAb, Inc. - $12.50 Earnout Shares(a)(c)	189	$0
OmniAb, Inc. - $15.00 Earnout Shares(a)(c)	189	0
TOTAL RIGHTS (Cost $0)		0
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 45.8%
Fidelity Institutional Government Portfolio - Institutional Class, 3.53%(d)	6,355,636	6,355,636
First American Government Obligations Fund - Class X, 3.58%(d)	6,355,636	6,355,636
Goldman Sachs Financial Square Government Fund - Institutional Class, 3.56%(d)	4,269,378	4,269,378
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 3.57%(d)	6,355,636	6,355,636
STIT - Government & Agency Portfolio - Institutional Class, 3.58%(d)	6,355,636	6,355,636
TOTAL MONEY MARKET FUNDS (Cost $29,691,922)		29,691,922
TOTAL INVESTMENTS - 99.6% (Cost $42,834,624)		$64,609,945
Other Assets in Excess of Liabilities - 0.4%		243,674
TOTAL NET ASSETS - 100.0%		$64,853,619

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

2

REYNOLDS BLUE CHIP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026 (UNAUDITED)

ASSETS:
Investments, at value	$64,609,945
Receivable for investments sold	349,359
Dividends receivable	77,596
Dividend tax reclaims receivable	1,418
Receivable for fund shares sold	170
Prepaid expenses and other assets	20,574
Total assets	65,059,062
LIABILITIES:
Payable to Adviser	56,386
Payable for capital shares redeemed	44,768
Payable for fund administration and accounting fees	32,267
Payable for legal fees	27,382
Payable for transfer agent fees and expenses	19,872
Payable for audit fees	10,471
Payable for distribution and shareholder servicing fees	6,181
Payable for expenses and other liabilities	8,116
Total liabilities	205,443
NET ASSETS	$ 64,853,619
Net Assets Consists of:
Capital stock ($0.01 per share)	$10,514
Additional paid-in capital	44,151,452
Total distributable earnings	20,691,653
Total net assets	$ 64,853,619
Net assets	$64,853,619
Capital shares issued and outstanding (40,000,000 shares authorized, 0.01 par value)	1,051,482
Net asset value per share	$61.68
Cost:
Investments, at cost	$42,834,624

The accompanying notes are an integral part of these financial statements.

3

REYNOLDS BLUE CHIP GROWTH FUND
STATEMENT OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$407,303
Less: issuance fees	(47)
Less: dividend withholding taxes	(480)
Total investment income	406,776
EXPENSES:
Investment advisory fee	359,446
Fund administration and accounting fees	69,032
Distribution expenses	44,787
Transfer agent fees	40,078
Custodian fees	24,159
Legal fees	23,957
Shareholder service costs	23,293
Federal and state registration fees	18,878
Compliance fees	15,067
Trustees’ fees	13,961
Audit fees	10,471
Reports to shareholders	5,798
Other expenses and fees	33,721
Total expenses	682,648
Net investment loss	(275,872)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,358,587
Net realized gain (loss)	3,358,587
Net change in unrealized appreciation (depreciation) on:
Investments	(9,842,196)
Net change in unrealized appreciation (depreciation)	(9,842,196)
Net realized and unrealized gain (loss)	(6,483,609)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,759,481)

The accompanying notes are an integral part of these financial statements.

4

REYNOLDS BLUE CHIP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$(275,872)	$(795,503)
Net realized gain (loss)	3,358,587	11,074,386
Net change in unrealized appreciation (depreciation)	(9,842,196)	6,970,002
Net increase (decrease) in net assets from operations	(6,759,481)	17,248,885
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(10,564,813)	(5,176,459)
Total distributions to shareholders	(10,564,813)	(5,176,459)
CAPITAL TRANSACTIONS:
Shares sold	322,670	9,831,842
Shares issued from reinvestment of distributions	10,316,661	5,042,467
Shares redeemed	(5,230,333)	(15,058,837)
Net increase (decrease) in net assets from capital transactions	5,408,998	(184,528)
Net increase (decrease) in net assets	(11,915,296)	11,887,898
NET ASSETS:
Beginning of the period	76,768,915	64,881,017
End of the period	$64,853,619	$76,768,915
SHARES TRANSACTIONS
Shares sold	4,622	138,075
Shares issued from reinvestment of distributions	152,343	72,025
Shares redeemed	(76,030)	(210,882)
Total increase (decrease) in shares outstanding	80,935	(782)

The accompanying notes are an integral part of these financial statements.

5

REYNOLDS BLUE CHIP GROWTH FUND
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$79.10	$66.80	$47.40	$44.70	$77.51	$68.96
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.27)	(0.80)	(0.78)	(0.44)	(0.68)	(0.93)
Net realized and unrealized gain (loss) on investments(b)	(6.08)	18.39	20.18	5.78	(14.00)	16.45
Total from investment operations	(6.35)	17.59	19.40	5.34	(14.68)	15.52
Net realized gains	(11.07)	(5.29)	—	(2.64)	(18.13)	(6.97)
Total distributions	(11.07)	(5.29)	—	(2.64)	(18.13)	(6.97)
Net asset value, end of period	$61.68	$79.10	$66.80	$47.40	$44.70	$77.51
Total return(c)	−9.28%	27.35%	40.93%	12.53%	−25.97%	23.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$64,854	$76,769	$64,881	$52,610	$51,797	$77,991
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.90%	2.00%	2.00%	2.18%	1.95%	1.85%
After expense reimbursement/ recoupment(d)	1.90%	2.00%	2.00%	2.00%	1.95%	1.85%
Ratio of net investment income (loss) to average net assets(d)	(0.77)%	(1.13)%	(1.34)%	(0.95)%	(1.18)%	(1.25)%
Portfolio turnover rate(c)	272%	411%	269%	431%	623%	279%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

6

REYNOLDS BLUE CHIP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)
(1) Summary of Significant Accounting Policies —
The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the “Company”), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The Company consists of one fund: Reynolds Blue Chip Growth Fund (the “Fund”). The Company was incorporated under the laws of Maryland on April 28, 1988. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The investment objective of the Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as “blue chip” companies, as defined in the Fund’s prospectus.
(a) The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.
Each security, excluding short-term investments and money market funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price. Securities which are traded on Nasdaq (including closed-end funds) under one of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser of the Fund, Reynolds Capital Management, LLC (the “Adviser”), as the valuation designee appointed by the Board of Directors (the “Board”), in accordance with fair value methodologies established and applied by the Adviser. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.
Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.
In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.
Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

7

REYNOLDS BLUE CHIP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
The following table summarizes the Fund’s investments as of March 31, 2026, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$34,918,023	$—	$—	$34,918,023
Rights	—	—	0	0
Money Market Funds	29,691,922	—	—	29,691,922
Total Investments	$64,609,945	$—	$0	$64,609,945

Refer to the Schedule of Investments for further disaggregation of investment categories.
(b) Investment transactions are accounted for on a trade date basis for financial reporting purposes. Net realized gains and losses on sales of securities are computed on the highest amortized cost basis.
(c) The Fund records dividend income on the ex-dividend date and interest income on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.
(d) GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2025, the Fund had no permanent differences.
(e) The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
(f) No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.
(g) The Fund has reviewed all open tax years and major jurisdictions, which include Federal and the state of Maryland, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of and for the year ended September 30, 2025. Open tax years are those that are open for exam by taxing authorities and, as of March 31, 2026, open Federal tax years include the tax years ended September 30, 2022 through 2025. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations. During the six months ended March 31, 2026, the Fund did not incur any interest or penalties. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(h) The Fund’s cash is held in accounts with balances which may exceed the amount of related federal insurance. The Fund has not experienced any loss in such accounts and believes it is not exposed to significant credit risk.
(i) Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of realized gains or losses and unrealized appreciation or depreciation resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
(j) Management has evaluated the impact of adopting Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures

8

REYNOLDS BLUE CHIP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Principal Executive Officer and Principal Financial Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
(2) Investment Advisory Agreement and Transactions With Related Parties —
The Fund has an investment advisory agreement (the “agreement”) with the Adviser, to serve as investment adviser. The sole owner of the Adviser is Mr. Frederick L. Reynolds. Mr. Reynolds is also an officer and interested director of the Fund. Under the terms of the agreement, the Fund will pay the Adviser a monthly management fee at the annual rate of 1.00% of the daily net assets of the Fund.
The agreement further stipulates that the Adviser will reimburse the Fund for all expenses exceeding an annual rate of 2.00% of its daily average net assets (excluding interest, taxes, brokerage commissions and extraordinary items). The Fund is not obligated to reimburse the Adviser for any expenses reimbursed in previous fiscal years. No such reimbursements were required for the six months ended March 31, 2026.
The Fund has engaged Northern Lights Compliance Services, LLC (“Northern Lights”) to provide compliance services including the appointment of the Fund’s Chief Compliance Officer. Northern Lights was paid $15,067 for services provided for the six months ended March 31, 2026.
The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund’s average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year, and may be less than the maximum amount allowed by the Plan.
Under the Fund’s organizational documents, each director, officer, employee or other agent of the Fund (including the Fund’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.
(3) Distributions to Shareholders —
Net investment income and net realized gains, if any, for the Fund are distributed to shareholders at least annually and are recorded on the ex-dividend date. Please see Note 5 for more information.
(4) Investment Transactions —
For the six months ended March 31, 2026, purchases and proceeds of sales of investment securities (excluding short-term securities) were $153,815,764 and $184,986,878, respectively. There were no purchases or sales of U.S. Government securities.
(5) Income Tax Information —
The following information for the Fund is presented on an income tax basis as of September 30, 2025:

Tax cost of investments	$47,827,461
Gross tax unrealized appreciation	$31,806,578
Gross tax unrealized depreciation	(4,207,015)
Net unrealized appreciation (depreciation)	27,599,563
Distributable ordinary income	3,741,046
Distributable long-term capital gains	6,675,338
Other accumulated gain (loss)	—
Total distributable earnings	$38,015,947

9

REYNOLDS BLUE CHIP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
The difference between the cost amount for financial statement and federal income tax purposes is due to wash sales. The tax character of distributions paid during the six months ended March 31, 2026 and the year ended September 30, 2025:

Six Months Ended March 31, 2026		Year Ended September 30, 2025
Ordinary Income Distributions	Long-Term Capital Gains Distributions	Ordinary Income Distributions	Long-Term Capital Gains Distributions
$3,822,317	$6,742,496	$2,054,535	$3,121,924

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2025.
As of September 30, 2025, the Fund had no late year ordinary loss, capital loss carryforward, or post-October capital loss.
(6) Subsequent Events —
Management has evaluated events and transactions after March 31, 2026 through the date that the financial statements were issued, and has determined that no additional disclosure or recognition in the financial statements is required.

10

REYNOLDS BLUE CHIP GROWTH FUND
ADDITIONAL INFORMATION (Unaudited)
Qualified Dividend Income/Dividend Received Deduction
The Fund designated 11.43% of dividends declared and paid during the year ended September 30, 2025 from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003.
Corporate shareholders may be eligible for a dividend received deduction for certain ordinary income distributions paid by the Fund. The Fund designated 10.46% of dividends declared and paid during the year ended September 30, 2025 from net investment income as qualifying for the dividends received deduction. The deduction is a pass through of dividends paid by domestic corporations (i.e. only equities) subject to taxation.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Fund was 100.00%.
The below information is required disclosure from Form N-CSR:
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Remuneration paid to directors, officers, and others is included in the Statement of Operations under the line items “Trustees’ fees” and “Compliance fees” as part of the financial statements filed under Item 7(a) of the Form N-CSR.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
On November 19, 2025, the Board of Directors of Reynolds Funds, Inc. (the “Directors”) approved the continuation of the investment advisory agreement for the Reynolds Blue Chip Growth Fund (the “Fund”) with the investment adviser, Reynolds Capital Management, LLC (the “Adviser”). As part of the process of approving the continuation of the advisory agreement, the Directors reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors to be considered, and the members of the Board of Directors who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Directors”) met in executive session to discuss the approval of the advisory agreement.
In advance of the meeting, the Adviser provided detailed information to assist the Directors in their evaluation of the investment advisory agreement, and additional information was provided at the meeting. This information included, but was not limited to, a memorandum from Fund counsel summarizing the legal standards applicable to the Directors’ consideration of the advisory agreement; comparative information relating to the Fund’s management fees and other expenses; information regarding fees paid and other payments; information on the Adviser’s profitability; information about brokerage commissions and soft-dollar practices; comparative information relating to the Fund’s performance; information about sales and redemptions of the Fund; information about the Fund’s compliance program; and other information the Directors believed was useful in evaluating the approval of the advisory agreement.
The Directors considered all of the factors discussed below as a whole, and no single factor was the principal or determinative factor in their decision. The Directors also recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Directors and the Adviser, and that their conclusions may be based, in part, on their consideration of these arrangements and information received during the course of the year and in prior years.
Prior to approving the continuation of the investment advisory agreement, the Directors, including the Independent Directors meeting in executive session, considered, among other things: (i) the nature and quality of the investment advisory services provided by the Adviser; (ii) a comparison of the fees and expenses of the Fund to those of similar funds; (iii) a comparison of the fee structures of other accounts managed by the Adviser; (iv) whether economies of scale are recognized by the Fund; (v) the costs and profitability of the Fund to the Adviser; (vi) the performance of the Fund; and (vii) the other benefits to the Adviser from serving as investment adviser to the Fund (in addition to the advisory fee).

11

REYNOLDS BLUE CHIP GROWTH FUND
ADDITIONAL INFORMATION (Unaudited)(Continued)
The material considerations and determinations of the Board of Directors, including all of the Independent Directors, are summarized below.
Nature and Quality of Investment Advisory Services
The Directors discussed with management the nature of the Adviser’s investment process and the resources required to implement that process. They reviewed the Fund’s principal investment strategy and the resources the Adviser deploys to conduct research on target companies, monitor portfolio positions and market developments, manage brokerage relationships, oversee compliance matters and ensure compliance with the Fund’s strategy and applicable investment restrictions.
The Directors considered the background and experience of Mr. Reynolds and the expertise of, and amount of attention given to the Fund by, Mr. Reynolds. They determined that Mr. Reynolds is qualified to manage the portfolio of the Fund. They also considered the Adviser’s responsibilities beyond day-to-day portfolio management, including compliance oversight, shareholder communications, Fund operations oversight and coordination with the Fund’s administrator, distributor and Chief Compliance Officer, as well as the quality of the Fund’s other service providers, who are overseen by the Adviser.
Based on the foregoing, the Directors concluded that the Adviser provides high quality services to the Fund and that they were satisfied with the nature, extent and quality of the investment advisory services provided.
Comparative Fees and Expenses
The Directors discussed with management the variables, in addition to management fees, that affect the costs borne by shareholders of the Fund. Management reviewed with the Directors a comparison of the Fund’s advisory fee and expense ratio to those of similar funds, a Morningstar comparison group. The Directors reviewed the criteria used to determine the funds included in the Morningstar comparison group and were satisfied with that methodology.
The Directors noted that the Fund’s advisory fee and net expense ratio are on the high end of the industry average. They also noted that the Fund’s advisory fee was at the top of the reported Morningstar range for the relevant category, and that the Fund’s net expense ratio exceeded the category average net expense ratio. At the same time, the Directors determined that the comparative fee data confirmed that the Fund’s advisory fee and total expense ratio are within a reasonable range of comparable funds.
In determining the reasonableness of the advisory fee and overall Fund expense ratio, the Directors considered the research-intensive nature of the Fund’s strategy, the Fund’s relatively small asset size, the services provided by the Adviser, the significant intermediary servicing costs absorbed by the Adviser, and the additional risks and complexity associated with managing a retail mutual fund. Based on these considerations, the Directors concluded that the advisory fee and overall Fund expense ratio are reasonable.
Comparison of Fee Structures of Other Accounts
The Directors inquired of management regarding the differences between the services performed by the Adviser for separate accounts and those performed for the Fund. The Adviser noted that management of the Fund involves more comprehensive and substantive duties than management of institutional separate accounts, including accommodating shareholder purchase and redemption activity, servicing a broad shareholder base through direct and intermediary channels, maintaining shareholder communications, and coordinating with the Fund’s Chief Compliance Officer and other service providers to ensure compliance with Federal law and the Internal Revenue Code.
The Directors concluded that the services performed by the Adviser for the Fund require a higher level of service and oversight than those performed for separate accounts. Based on this determination, the Directors concluded that the differential in advisory fees between the Fund and separate accounts is reasonable.
Economies of Scale
The Directors discussed with management whether economies of scale are recognized by the Fund. They noted that, as Fund assets grow, certain fixed costs may be spread over a larger asset base, which can lead to economies of scale. They also noted, however, that many of the Fund’s expenses are subject to diseconomies of scale, such as intermediary service fees, which generally increase as Fund assets grow.

12

REYNOLDS BLUE CHIP GROWTH FUND
ADDITIONAL INFORMATION (Unaudited)(Continued)
Based on these considerations, the Directors concluded that, at the Fund’s current asset level and foreseeable asset levels, economies of scale have not yet reached a point where investment advisory fee breakpoints are warranted.
Costs and Profitability
The Directors discussed the Adviser’s profitability and the impact of intermediary service fees on profitability. They reviewed the Adviser’s financial information for the twelve months ended September 30, 2025, and considered the Fund’s net advisory fee for the fiscal year ended September 30, 2025. They also considered the resources and revenues the Adviser has devoted to managing and distributing the Fund.
Based on the information presented, the Directors concluded that the level of profitability realized by the Adviser from its relationship with the Fund is reasonable.
Performance
Mr. Reynolds discussed the performance of the Fund for different time periods compared to benchmark indices. The Directors noted that they review reports at each quarterly meeting comparing the Fund’s investment performance to various indices. Based on the information provided at the meeting and the quarterly discussions during the year, the Directors concluded that the Adviser manages the Fund in a manner that is materially consistent with the Fund’s stated investment objective and style.
The Directors noted that, for the 12-month period ended September 30, 2025, the Fund outperformed its benchmark, the S&P 500 Index. They also reviewed the Fund’s average annual total returns for the one-, five- and ten-year periods ended September 30, 2025, which were 27.35%, 13.05% and 13.57%, respectively, compared to 17.60%, 16.47% and 15.30%, respectively, for the S&P 500 Index. The Directors concluded that the Fund’s investment performance is satisfactory on an absolute and relative basis over relevant time periods.
Fall-Out Benefits
The Directors considered other benefits to the Adviser from serving as investment adviser to the Fund, in addition to the advisory fee. They noted that the Adviser may derive ancillary benefits from its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund.
The Directors also reviewed the Adviser’s soft-dollar report. The Directors concluded that the products and services obtained were used for legitimate purposes relating to the Fund by assisting in the investment decision-making process, and that the other benefits realized by the Adviser from its relationship with the Fund were reasonable.
Conclusion
After reviewing the materials provided for the meeting, management’s presentation, and other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors deemed relevant by the Board, the Directors, including all of the Independent Directors, approved the continuation of the investment advisory agreement.
The Directors considered all of the factors discussed above, both as a group and separately in an executive session held by the Independent Directors, and the Directors concluded that the continuation of the investment advisory agreement is in the best interests of the Fund and its shareholders.

13

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers, and others is included in the Statement of Operations under the line items “Trustees’ fees” and “Compliance fees” as part of the financial statements filed under Item 7(a) of the Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

On November 19, 2025, the Board of Directors of Reynolds Funds, Inc. (the “Directors”) approved the continuation of the investment advisory agreement for the Reynolds Blue Chip Growth Fund (the “Fund”) with the investment adviser, Reynolds Capital Management, LLC (the “Adviser”). As part of the process of approving the continuation of the advisory agreement, the Directors reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors to be considered, and the members of the Board of Directors who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Directors”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Adviser provided detailed information to assist the Directors in their evaluation of the investment advisory agreement, and additional information was provided at the meeting. This information included, but was not limited to, a memorandum from Fund counsel summarizing the legal standards applicable to the Directors’ consideration of the advisory agreement; comparative information relating to the Fund’s management fees and other expenses; information regarding fees paid and other payments; information on the Adviser’s profitability; information about brokerage commissions and soft-dollar practices; comparative information relating to the Fund’s performance; information about sales and redemptions of the Fund; information about the Fund’s compliance program; and other information the Directors believed was useful in evaluating the approval of the advisory agreement.

The Directors considered all of the factors discussed below as a whole, and no single factor was the principal or determinative factor in their decision. The Directors also recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Directors and the Adviser, and that their conclusions may be based, in part, on their consideration of these arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the investment advisory agreement, the Directors, including the Independent Directors meeting in executive session, considered, among other things: (i) the nature and quality of the investment advisory services provided by the Adviser; (ii) a comparison of the fees and expenses of the Fund to those of similar funds; (iii) a comparison of the fee structures of other accounts managed by the Adviser; (iv) whether economies of scale are recognized by the Fund; (v) the costs and profitability of the Fund to the Adviser; (vi) the performance of the Fund; and (vii) the other benefits to the Adviser from serving as investment adviser to the Fund (in addition to the advisory fee).

The material considerations and determinations of the Board of Directors, including all of the Independent Directors, are summarized below.

Nature and Quality of Investment Advisory Services

The Directors discussed with management the nature of the Adviser’s investment process and the resources required to implement that process. They reviewed the Fund’s principal investment strategy and the resources the Adviser deploys to conduct research on target companies, monitor portfolio positions and market developments, manage brokerage relationships, oversee compliance matters and ensure compliance with the Fund’s strategy and applicable investment restrictions.

The Directors considered the background and experience of Mr. Reynolds and the expertise of, and amount of attention given to the Fund by, Mr. Reynolds. They determined that Mr. Reynolds is qualified to manage the portfolio of the Fund. They also considered the Adviser’s responsibilities beyond day-to-day portfolio management, including compliance oversight, shareholder communications, Fund operations oversight and coordination with the Fund’s administrator, distributor and Chief Compliance Officer, as well as the quality of the Fund’s other service providers, who are overseen by the Adviser.

Based on the foregoing, the Directors concluded that the Adviser provides high quality services to the Fund and that they were satisfied with the nature, extent and quality of the investment advisory services provided.

Comparative Fees and Expenses

The Directors discussed with management the variables, in addition to management fees, that affect the costs borne by shareholders of the Fund. Management reviewed with the Directors a comparison of the Fund’s advisory fee and expense ratio to those of similar funds, a Morningstar comparison group. The Directors reviewed the criteria used to determine the funds included in the Morningstar comparison group and were satisfied with that methodology.

The Directors noted that the Fund’s advisory fee and net expense ratio are on the high end of the industry average. They also noted that the Fund’s advisory fee was at the top of the reported Morningstar range for the relevant category, and that the Fund’s net expense ratio exceeded the category average net expense ratio. At the same time, the Directors determined that the comparative fee data confirmed that the Fund’s advisory fee and total expense ratio are within a reasonable range of comparable funds.

In determining the reasonableness of the advisory fee and overall Fund expense ratio, the Directors considered the research-intensive nature of the Fund’s strategy, the Fund’s relatively small asset size, the services provided by the Adviser, the significant intermediary servicing costs absorbed by the Adviser, and the additional risks and complexity associated with managing a retail mutual fund. Based on these considerations, the Directors concluded that the advisory fee and overall Fund expense ratio are reasonable.

Comparison of Fee Structures of Other Accounts

The Directors inquired of management regarding the differences between the services performed by the Adviser for separate accounts and those performed for the Fund. The Adviser noted that management of the Fund involves more comprehensive and substantive duties than management of institutional separate accounts, including accommodating shareholder purchase and redemption activity, servicing a broad shareholder base through direct and intermediary channels, maintaining shareholder communications, and coordinating with the Fund’s Chief Compliance Officer and other service providers to ensure compliance with Federal law and the Internal Revenue Code.

The Directors concluded that the services performed by the Adviser for the Fund require a higher level of service and oversight than those performed for separate accounts. Based on this determination, the Directors concluded that the differential in advisory fees between the Fund and separate accounts is reasonable.

Economies of Scale

The Directors discussed with management whether economies of scale are recognized by the Fund. They noted that, as Fund assets grow, certain fixed costs may be spread over a larger asset base, which can lead to economies of scale. They also noted, however, that many of the Fund’s expenses are subject to diseconomies of scale, such as intermediary service fees, which generally increase as Fund assets grow.

Based on these considerations, the Directors concluded that, at the Fund’s current asset level and foreseeable asset levels, economies of scale have not yet reached a point where investment advisory fee breakpoints are warranted.

Costs and Profitability

The Directors discussed the Adviser’s profitability and the impact of intermediary service fees on profitability. They reviewed the Adviser’s financial information for the twelve months ended September 30, 2025, and considered the Fund’s net advisory fee for the fiscal year ended September 30, 2025. They also considered the resources and revenues the Adviser has devoted to managing and distributing the Fund.

Based on the information presented, the Directors concluded that the level of profitability realized by the Adviser from its relationship with the Fund is reasonable.

Performance

Mr. Reynolds discussed the performance of the Fund for different time periods compared to benchmark indices. The Directors noted that they review reports at each quarterly meeting comparing the Fund’s investment performance to various indices. Based on the information provided at the meeting and the quarterly discussions during the year, the Directors concluded that the Adviser manages the Fund in a manner that is materially consistent with the Fund’s stated investment objective and style.

The Directors noted that, for the 12-month period ended September 30, 2025, the Fund outperformed its benchmark, the S&P 500 Index. They also reviewed the Fund’s average annual total returns for the one-, five- and ten-year periods ended September 30, 2025, which were 27.35%, 13.05% and 13.57%, respectively, compared to 17.60%, 16.47% and 15.30%, respectively, for the S&P 500 Index. The Directors concluded that the Fund’s investment performance is satisfactory on an absolute and relative basis over relevant time periods.

Fall-Out Benefits

The Directors considered other benefits to the Adviser from serving as investment adviser to the Fund, in addition to the advisory fee. They noted that the Adviser may derive ancillary benefits from its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund.

The Directors also reviewed the Adviser’s soft-dollar report. The Directors concluded that the products and services obtained were used for legitimate purposes relating to the Fund by assisting in the investment decision-making process, and that the other benefits realized by the Adviser from its relationship with the Fund were reasonable.

Conclusion

After reviewing the materials provided for the meeting, management’s presentation, and other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors deemed relevant by the Board, the Directors, including all of the Independent Directors, approved the continuation of the investment advisory agreement.

The Directors considered all of the factors discussed above, both as a group and separately in an executive session held by the Independent Directors, and the Directors concluded that the continuation of the investment advisory agreement is in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end management investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Reynolds Funds, Inc.

By (Signature and Title)*	/s/ Frederick L. Reynolds
Frederick L. Reynolds, Principal Executive Officer and Principal Financial Officer

Date	5/29/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Frederick L. Reynolds
Frederick L. Reynolds, Principal Executive Officer and Principal Financial Officer

Date	5/29/26

By (Signature and Title)*	/s/ Frederick L. Reynolds
Frederick L. Reynolds, Principal Financial Officer and Principal Financial Officer

Date	5/29/26